Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

(a)	Lease Commitments

The Company entered into an operating lease of plant, warehouse and office in Ningbo City, Zhejiang Province, China with a term of 5 years. Our commitment for minimum lease payment under this operating lease as of September, 2025 and 2024 are disclosed in Note 11.

(b)	Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2025 and 2024 and through the issuance date of these consolidated financial statements.

(c)	Capital commitments

On May 11, 2023, the Company committed to invest $71,249 (RMB 500,000) to Ningbo Yiqiying New Energy Co., Ltd.. As of September 30, 2025, the Company had outstanding balances of $71,249 (RMB 500,000). The Company expected to pay off the outstanding capital fund before September 30, 2026.

On October 25, 2023, the Company committed to invest $6,000,000 (RMB 43,321,800) to establish a new company, Nanjing Cesun Power Co., Ltd., with other parties. As of September 30, 2025, the Company paid 5,464,618 (RMB 38,828,840) and had $535,382 (RMB 4,492,960) outstanding. The Company expected to pay off the outstanding capital fund before September 30, 2026.

On October 23, 2023, the Company committed to invest $142,499 (RMB 1,000,000) to establish a new company, Hubei Nanzhuo New Energy Co., Ltd., with other party. As of September 30, 2025, the Company had $142,499 (RMB 1,000,000) outstanding. The Company expected to pay off the outstanding capital fund before September 30, 2026.

On March 19, 2024, the Company committed to invest $71,249 (RMB 500,000) to Suqian Shuyong New Energy Co., Ltd. As of September 30, 2025, the Company had outstanding balances of $71,249 (RMB 500,000). The Company expected to pay off the outstanding capital fund before September 30, 2026.

On October 24, 2024, the Company committed to invest $35,625 (RMB 250,000) to Taizhou Shuyong New Energy Co., Ltd. As of September 30, 2025, the Company had outstanding balances of $35,625 (RMB 250,000). The Company expected to pay off the outstanding capital fund before September 30, 2026.